UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denise M. Buchanan       RALEIGH, NC       January 27, 2012
----------------------       -------------       ----------------
[Signature]                  [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      12
Form 13F Information Table Value Total:      194,479   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
BARCLAYS BK PLC IPSP CROIL ETN ETF              06738C786       28      1115 SH       DEFINED                0        0        0
I-SHARES TR US TIPS BD FD      ETF              464287176     5497     47110 SH       DEFINED                0        0        0
ISHARES TR BARCLYS US AGG B    ETF              464287226    75337    683332 SH       DEFINED                0        0        0
ISHARES TR IBOXX INV CPBD      ETF              464287242     9015     79243 SH       DEFINED                0        0        0
ISHARES TR MSCI EAFE IDX       ETF              464287465     9714    196130 SH       DEFINED                0        0        0
ISHARES TR RUSSELL 3000        ETF              464287689     4292     57857 SH       DEFINED                0        0        0
ISHARES TR DJ US REAL EST      ETF              464287739    14920    262633 SH       DEFINED                0        0        0
ISHARES TR HIGH YLD CORP       ETF              464288513      514      5745 SH       DEFINED                0        0        0
I SHARES SILVER TRUST          ETF              46428Q109       63      2345 SH       DEFINED                0        0        0
SPDR TR UNIT SER 1             ETF              78462F103    67323    536435 SH       DEFINED                0        0        0
SPDR GOLD TRUST SPDR GOLD SHAR ETF              78463V107      199      1311 SH       DEFINED                0        0        0
SPDR SERIES TRUST NUVN BR SHT  ETF              78464A425     7576    311277 SH       DEFINED                0        0        0